Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011
General and Administrative Expenses
Filing Fees	$ 1,025		$ 1,025	$ 1,445
Professional Fees		17,621	5,246	50,573
Management Fees		1,500		5,977
Bank Service Charges				350
Office Costs				3,382
Travel Costs				42,626
Meals and Entertainment				435
Other Operational Expenses	139		139
Total General and Administrative Expenses	1,164	19,121	6,410	104,788
Loss from Disposal of investment in Equity	0	0		835,417
Net Loss Before Minority Interest				(940,202)
Net Loss for the Period	$ (1,164)	$ (19,121)	$ (6,410)	$ (940,202)
Net Loss Per Share
Basic and Diluted Loss per Share	0.00	0.00	(0.009)	(0.009)
Weighted Average Number of Shares Outstanding	101,305,000	101,305,000	101,305,000	101,305,000